NON-CONTROLLING INTERESTS - Components of Distributions (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of dividends [line items]
Dividends recognised as distributions to owners of parent	$ 156	$ 143	$ 309	$ 286
Non-participating Noncontrolling Interests
Disclosure of dividends [line items]
Dividends recognised as distributions to owners of parent	29	25	57	50
General partnership interest in a holding subsidiary held by Brookfield
Disclosure of dividends [line items]
Dividends recognised as distributions to owners of parent	1	2	2	3
Incentive distribution
Disclosure of dividends [line items]
Dividends recognised as distributions to owners of parent	28	23	55	47
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Disclosure of dividends [line items]
Dividends recognised as distributions to owners of parent	66	63	133	126
Brookfield Renewable | BEPC exchangeable shares
Disclosure of dividends [line items]
Dividends recognised as distributions to owners of parent	61	55	119	110
Limited partners' equity | Redeemable/Exchangeable partnership units
Disclosure of dividends [line items]
Dividends recognised as distributions to owners of parent	15	15	31	30
External Shareholders | Redeemable/Exchangeable partnership units
Disclosure of dividends [line items]
Dividends recognised as distributions to owners of parent	$ 46	$ 40	$ 88	$ 80